Income Tax (Expenses) Benefits (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred components of income taxes
	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax (expenses) benefits	(247)	364	-
Deferred tax benefits	-	-	46
Total income tax (expenses) benefits	(247)	364	46

Schedule of deferred tax assets and liabilities
	As of March 31,
	2021	2022
	RMB	RMB
Deferred income tax assets (liabilities) :
Impairment on receivables	2,217	2,590
Inventories	2,832	3,358
Deferred revenue	1,062	977
Accrued expenses and employee benefits	1,151	1,411
Equity method investment and others	1,370	1,075
Net operating loss carry forwards	15,467	21,678
Total gross deferred tax assets	24,099	31,089
Less: valuation allowances	(20,972)	(27,747)
Total deferred tax assets, net of valuation allowance	3,127	3,342
Prepaid expenses and other current assets	(980)	(1,299)
Unrealized foreign exchange difference and others	(2,147)	(2,217)
Amortisation & impairment of intangible asset	-	(292)
Deferred tax liabilities, net	-	(466)

Schedule of income tax expenses
	Year ended March 31,
	2020	2021	2022
	%	%	%

Statutory rate in PRC	25	25	25
Effect of preferential tax treatment	(3)	(2)	(4)
Effect of different tax jurisdiction	-	(6)	(4)
Effect of permanence differences	(6)	(1)	(2)
Research and development super-deduction	5	5	4
Changes in valuation allowance	(21)	(21)	(19)
Over (under) provision in prior year	(1)	2	-
Total income tax (expenses) benefits	(1)	2	-